Income Taxes - Schedule of Deferred Income Tax Assets (Details)	Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
263A Unicap	$ 29,233
Fixed Assets	(4,408)
Charitable Contribution Carryforward
Business Interest Limitation	36,969
Employee Retention Bonus
Stock based compensation	106,015
Federal Net Operating loss	109,380
State Net Operating Loss	20,612
Total Deferred Tax Assets	297,801
Intangibles	(7,347)
Inventory Reserve
Total Deferred Tax Liability	(7,347)
Net Deferred Tax Asset/(Liability)	290,454
Valuation Allowance	(290,454)
Net Deferred Tax Asset/(Liability)